Due to Unrelated Party (Details) - USD ($)	Sep. 30, 2021	Mar. 31, 2021
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Due to Unrelated Party (Details) [Line Items]
Due to unrelated party	$ 160,086